employee future benefits	6 Months Ended
Jun. 30, 2025
employee future benefits
employee future benefits

15employee future benefits

(a)	Defined benefit pension plans – summary

Amounts in the primary financial statements related to defined benefit pension plans

Three-month periods ended June 30		2025			2024
			Defined			Defined
			benefit			benefit
			obligations			obligations
($ in millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(18)		$—	$(20)
Benefits earned for past service		—	—		—	(1)
Employees’ contributions		5	—		5	—
Administrative fees		(1)	—		(1)	—
		4	(18)	$(14)	4	(21)	$(17)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		108	(96)		105	(96)
Interest effect on asset ceiling limit		(15)	—		(11)	—
		93	(96)	(3)	94	(96)	(2)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME (LOSS) [3]				(17)			(19)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		(15)	—		(3)	—
Changes in plan financial assumptions [5]		—	150		—	92
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(99)	—		(67)	—
		(114)	150	36	(70)	92	22
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME (LOSS)[3]				$19			$3

Six-month periods ended June 30		2025			2024
			Defined			Defined
			benefit			benefit
			obligations			obligations
($ in millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(36)		$—	$(40)
Benefits earned for past service		—	—		—	(1)
Employees’ contributions		9	—		9	—
Administrative fees		(2)	—		(2)	—
		7	(36)	$(29)	7	(41)	$(34)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		215	(192)		210	(193)
Interest effect on asset ceiling limit		(29)	—		(21)	—
		186	(192)	(6)	189	(193)	(4)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(35)			(38)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		38	—		(5)	—
Changes in plan financial assumptions [5]		—	100		—	327
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(103)	—		(253)	—
		(65)	100	35	(258)	327	69
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				—			31
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		10	—	10	14	—	14
BENEFITS PAID BY PLANS		(234)	234	—	(234)	234	—
PLAN ACCOUNT BALANCES [6]
Change in period		(96)	106	10	(282)	327	45
Balance, beginning of period		8,262	(8,452)	(190)	8,352	(8,489)	(137)
Balance, end of period		$8,166	$(8,346)	$(180)	$8,070	$(8,162)	$(92)
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued [7]	20	$8,157	$(7,896)	$261	$8,061	$(7,740)	$321
Pension plans that have defined benefit obligations accrued in excess of plan assets [8]
Funded		9	(226)	(217)	9	(210)	(201)
Unfunded		—	(224)	(224)	—	(212)	(212)
	27	9	(450)	(441)	9	(422)	(413)
		$8,166	$(8,346)	$(180)	$8,070	$(8,162)	$(92)

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2	The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued at the end of the immediately preceding fiscal year.
3	Excluding income taxes.
4	Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.
5	The discount rate used to measure the defined benefit obligations accrued at June 30, 2025, was 4.75% (December 31, 2024 – 4.65%).
6	Effect of asset ceiling limit at June 30, 2025, was $1,359 (December 31, 2024 - $1,227).
7	Presented in the Consolidated statements of financial position as Other long-term assets.
8	Presented in the Consolidated statements of financial position as Other long-term liabilities.

(b)Defined contribution plans – expense

Our total defined contribution pension plan costs included as Employee benefits expense in the Consolidated statements of income and other comprehensive income are as follows:

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Union pension plan contributions	$3	$3	$6	$6
Other defined contribution pension plans	29	29	57	53
	$32	$32	$63	$59